                         SUPPLEMENT DATED MAY 1, 2002 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VA SEPARATE ACCOUNT-A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE. 1. EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     --------------------------------------------------------------- -------------------------------------------------------------
     Federated Insurance Series - Federated American Leaders Fund    Federated Insurance Series - Federated American Leaders
     II                                                              Fund II: Primary Shares


     Federated Insurance Series - Federated High Income Bond Fund    Federated Insurance Series - Federated High Income Bond
     II                                                              Fund II: Primary Shares